CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net income	$ 4,448,000	$ 5,044	$ 8,019,000	$ 9,383,000
Other comprensive income:
Change in fair value of interest rate swaps			(896,000)	178,000
Change in unrealized gain on securities available for sale	37,000	460,000	(182,000)	297,000
Plus reclassification adjustment for realized gains and losses included in net income on called securities	(40,000)	(13,000)	2,000	26,000
Other comprehensive income	(1,491,000)	(52,000)	(1,076,000)	501,000
Total other comprehensive income	2,957,000	4,992,000	6,943,000	9,884,000
Comprehensive income attributable to the noncontrolling interest			(66,000)	0
Comprehensive income attributable to the Company	$ 2,849,000	$ 4,992,000	$ 7,009,000	$ 9,884,000